GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 1,758	$ 4,475
Premier Instruments for A1c and haemoglobinopathies testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,669	1,904
COVID-19 tests [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	0	1,378
Mid-tier haemoglobins instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	51	484
HIV Screening Rapid Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	6	379
Tri-stat point-of-care instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	0	163
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 32	$ 167